CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 8,231	$ (1,320)	$ 4,273
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,755	1,973	2,114
Provision for credit losses	397	297	403
Additional charges for obsolescence allowance of inventories, net		426	256
Loss (gain) on disposal of property, plant and equipment	(22)	(29)	22
Unrealized holding (gain) loss on marketable securities	(2,010)	5,179	(891)
Gain on sales of marketable securities	(333)	(29)	(746)
Deferred income tax (benefit) expense	206	92	(116)
Scrip dividend received	(19)	(175)	(33)
Exchange loss (gain) arising from marketable securities	(661)	531
Changes in operating assets and liabilities:
Accounts receivable	(2,804)	3,136	(225)
Inventories	(7,615)	4,026	(353)
Prepaid expenses and other current assets	(737)	254	261
Accounts payable	4,918	(1,649)	(2,343)
Accrued payroll and employee benefits	1,030	401	110
Customer deposits	511	(126)	(409)
Other accrued liabilities	298	56	(211)
Income taxes payable	151	78	54
Net cash provided by operating activities	3,296	13,121	2,166
Cash flows from investing activities
Purchase of property, plant and equipment	(551)	(507)	(878)
Proceeds from sale of property, plant and equipment, net of transaction costs	81	188	25
Purchase of marketable securities	(6,059)	(2,121)	(12,704)
Proceeds from sales of marketable securities	6,150	1,620	7,210
Withdrawal (increase) of fixed deposits maturing over three months	(1,917)	(412)	1,819
Withdrawal (increase) of fixed deposits maturing over twelve months	(427)	(1,424)	3,129
Net cash used in investing activities	(2,723)	(2,656)	(1,399)
Cash flows from financing activities
Dividends paid	(2,864)	(2,386)	(1,588)
Proceeds from exercise of stock options		64
Net cash used in financing activities	(2,864)	(2,322)	(1,588)
Net (decrease) increase in cash and cash equivalents	(2,291)	8,143	(821)
Cash and cash equivalents, beginning of year	22,514	14,371	15,192
Cash and cash equivalents, end of year	20,223	22,514	14,371
Cash paid during the year for:
Interest
Income taxes	$ 236	$ 160	$ 149